PROVISIONS - Environmental and Other Risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Additional provisions	€ 94,662
Environmental and other risks
Disclosure of other provisions [line items]
Additional provisions	19,738	€ 14,716	€ 26,526
Cost of sales | Environmental and other risks
Disclosure of other provisions [line items]
Additional provisions	17,874	14,136	25,128
Selling, general and administrative costs | Environmental and other risks
Disclosure of other provisions [line items]
Additional provisions	€ 1,864	€ 580	€ 1,398